Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Inventories
Raw materials	$ 1,366	$ 2,274
Finished goods	13,896	13,934
Total	$ 15,262	$ 16,208